ACCOUNTS RECEIVABLE Schedule of movement in the allowance for doubtful accounts (Details) - Trade receivables [Member] - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Movement in the allowance for doubtful accounts
Balance, beginning of year	$ 1,827	$ 2,486	$ 2,088
Bad debt expense (recovery)	1,159	(535)	383
Write-offs and settlements	9	(194)	15
Foreign exchange	(27)	70	0
Balance, end of year	$ 2,968	$ 1,827	$ 2,486